Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income	$ 7,466,232	$ 5,493,218	$ 8,730,446	$ 17,385,966
Adjustments to reconcile net income to cash provided by operating activities
Bad debts reversal				(76,492)
Inventory write-off			74,100
Depreciation and amortization	4,805	10,169	9,891	381,167
Asset disposal gain				(7,648,423)
Loss of input VAT credits				356,073
Share-based compensation				3,149,106
Loss on convertible promissory notes payable			96,927
Amortization of discounts and issuance cost of the notes	15,151	25,896	148,368	8,550
Gain on changes in fair value of common stock purchase warrants liability	(44,784)	(222,651)	(871,677)	(759,471)
Changes in operating assets and liabilities:
Accounts receivable	(5,597,334)	(7,727,876)	(1,497,237)	4,994,861
Amounts due from related parties	(1,158)			83,849
Inventories	239,546	(276,717)	(197,453)	190,490
Prepaid expenses and other current assets	339,335	1,183,520	853,426	(2,258,602)
Accounts payable	1,102,812	1,365,543	637,372	(167,186)
Amounts due to related parties	2,164	(22,417)	(18,055)	(575,329)
Income tax payable	1,551,492	1,112,391	(41,068)	(50,424)
Accrued expenses and other current liabilities	1,680,447	557,669	661,203	(233,882)
Deferred grants				(728,818)
Net cash provided by operating activities	6,758,708	1,498,745	8,586,243	14,051,434
Cash flows from investing activities
Purchase of property and equipment				(11,695,448)
Proceeds from assets disposal				17,859,076
Net cash provided by investing activities				6,163,628
Cash flows from financing activities
Proceeds from stock issuance of private placement	40,000,000
Proceeds from interest-free advances from a third party	82,145		385,791
Proceeds from issuance of convertible promissory notes payable				2,025,000
Payments of issue costs of convertible promissory note				(162,000)
Repayments of convertible promissory notes payable	(35,000)		(1,038,426)
Net cash provided by (used in) financing activities	40,047,145		(652,635)	1,863,000
Effect of changes of foreign exchange rates on cash	(5,841,498)	(2,516,649)	(2,846,807)	121,781
Net increase in cash	40,964,356	(1,017,904)	5,086,801	22,199,843
Cash, beginning of year	51,250,505	46,163,704	46,163,704	23,963,861
Cash, end of year	92,214,861	45,145,800	51,250,505	46,163,704
Supplemental disclosures of cash flow information
Interest paid			10,000
Income taxes paid	$ 2,961,494	$ 1,045,215	3,391,137	3,774,917
Non-cash financing activities
Warrants issued to third parties in conjunction with debt issuance				1,888,106
Cashless stock issuance for convertible promissory notes payable			$ 284,654